                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                       1933 Act File No. 2-73024
                                                      1940 Act File No. 811-3213

Direct Dial: (215) 564-8092
                                   May 8, 2006

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Gartmore Variable Insurance Trust (the "Registrant")
                  SEC File Nos. 2-73024 and 811-3213
                  Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the
Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses  and Statement of Additional  Information on behalf of GVIT
Bond Index Fund,  GVIT  International  Index Fund, GVIT Small Cap Index Fund and
GVIT Enhanced Income Fund that would have been filed under paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 96/97 filed electronically with the U.S. Securities and Exchange Commission on April 20, 2006.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                                     Very truly yours,

                                                     /s/ Barbara A. Nugent
                                                     Barbara A. Nugent